Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of financial assets [Line Items]
Trade receivables	$ 103,564	$ 82,071	$ 74,077
Other receivables	2,648	6,192
Gross carrying amount [Member]
Disclosure of financial assets [Line Items]
Trade receivables	104,405	83,485
Other receivables	2,683	6,227
Loss allowances [Member]
Disclosure of financial assets [Line Items]
Trade receivables	(841)	(1,414)
Other receivables	$ (35)	$ (35)